Share-based payments - Disclosure of Detail of Change in Founders' Warrants, Warrants, and Free Shares (Details)																						12 Months Ended
	Jul. 27, 2020 shares	Mar. 17, 2020 shares	Mar. 17, 2020 € / shares	Mar. 17, 2020 uSDollarPerEuro	Mar. 11, 2020 uSDollarPerEuro € / shares	Mar. 29, 2019 shares	Mar. 29, 2019 € / shares	Mar. 29, 2019 uSDollarPerEuro	Jul. 27, 2018 uSDollarPerEuro shares € / shares	Mar. 06, 2018 uSDollarPerEuro shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares uSDollarPerEuro	Dec. 31, 2019 shares	Dec. 31, 2020 uSDollarPerEuro	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards outstanding (in shares)																						2,414,654	2,414,654	2,414,654	2,338,013		3,176,910
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																						0			0
Number of awards outstanding (in shares)																						718,767	718,767	718,767	751,585		2,505,732
Awards exercised during the period (in shares)																						0			215,000
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																				100,000		0			0
Grant price (in euro per share) | € / shares																				€ 0
Exercise price (in euros per share) | € / shares																				€ 6.63
Number of awards outstanding (in shares)																						100,000	100,000	100,000	100,000		100,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																		50,000				0			0
Grant price (in euro per share) | € / shares																		€ 0
Exercise price (in euros per share) | € / shares																		€ 5.92
Number of awards outstanding (in shares)																						50,000	50,000	50,000	50,000		50,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	97,200					0			0
Grant price (in euro per share) | € / shares																	€ 0
Exercise price (in euros per share) | € / shares																	€ 18.68
Number of awards outstanding (in shares)																						86,150	86,150	86,150	92,100		92,100
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						11,050	11,050	11,050
Number of awards lapsed or cancelled during the period (in shares)																						5,950
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																71,650						0			0
Grant price (in euro per share) | € / shares																€ 0
Exercise price (in euros per share) | € / shares																€ 18.57
Number of awards outstanding (in shares)																						68,450	68,450	68,450	70,950		70,950
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						3,200	3,200	3,200
Number of awards lapsed or cancelled during the period (in shares)																						2,500
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															53,050							0			0
Grant price (in euro per share) | € / shares															€ 0
Exercise price (in euros per share) | € / shares															€ 20.28
Number of awards outstanding (in shares)																						30,700	30,700	30,700	38,400		39,750
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						22,350	22,350	22,350
Number of awards lapsed or cancelled during the period (in shares)																						7,700
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													126,400
Grant price (in euro per share) | € / shares													€ 0
Exercise price (in euros per share) | € / shares													€ 14.46
Number of awards outstanding (in shares)																						100,917	100,917	100,917
Number of awards, exercised (in shares)																						333	333	333
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						25,150	25,150	25,150
Number of awards lapsed or cancelled during the period (in shares)																						9,050
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													129,250
Grant price (in euro per share) | € / shares													€ 0
Exercise price (in euros per share) | € / shares													€ 14.46
Number of awards outstanding (in shares)																						101,700	101,700	101,700
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						27,550	27,550	27,550
Number of awards lapsed or cancelled during the period (in shares)																						1,302
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											117,650
Grant price (in euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 15.93
Number of awards outstanding (in shares)																						100,850	100,850	100,850
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						16,800	16,800	16,800
Number of awards lapsed or cancelled during the period (in shares)																						6,316
BSPCE 2017 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											80,000
Grant price (in euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 15.93
Number of awards outstanding (in shares)																						80,000	80,000	80,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																						18,000			18,000
Number of awards outstanding (in shares)																						263,028	263,028	263,028	251,028		233,028
Awards exercised during the period (in shares)																						0			0
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					52,500	0			0
Grant price (in euro per share) | € / shares																					€ 0.60
Exercise price (in euros per share) | € / shares																					€ 6.00
Number of awards outstanding (in shares)																						30,000	30,000	30,000	30,000		30,000
Number of awards, exercised (in shares)																						22,500	22,500	22,500
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																			10,000			0			0
Grant price (in euro per share) | € / shares																			€ 2.50
Exercise price (in euros per share) | € / shares																			€ 6.37
Number of awards outstanding (in shares)																						6,000	6,000	6,000	6,000		6,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						4,000	4,000	4,000
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	14,000					0			0
Grant price (in euro per share) | € / shares																	€ 4.87
Exercise price (in euros per share) | € / shares																	€ 17.67						€ 40
Number of awards outstanding (in shares)																						10,000	10,000	10,000	10,000		10,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						4,000	4,000	4,000
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																26,000						0
Grant price (in euro per share) | € / shares																€ 4.87
Exercise price (in euros per share) | € / shares																€ 17.67
Number of awards outstanding (in shares)																						21,000	21,000	21,000	21,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						5,000	5,000	5,000
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2015-2(a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														64,000								0			0
Grant price (in euro per share) | € / shares														€ 5.00
Exercise price (in euros per share) | € / shares														€ 19.54
Number of awards outstanding (in shares)																						64,000	64,000	64,000	64,000		64,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2015-2(b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														6,000								0			0
Grant price (in euro per share) | € / shares														€ 2.80
Exercise price (in euros per share) | € / shares														€ 19.54
Number of awards outstanding (in shares)																						0	0	0	6,000		6,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						6,000	6,000	6,000
Number of awards lapsed or cancelled during the period (in shares)																						6,000
BSA 2016 ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													18,103
Grant price (in euro per share) | € / shares													€ 1.67
Exercise price (in euros per share) | € / shares													€ 13.74
Number of awards outstanding (in shares)																						18,103	18,103	18,103
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2016 performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													18,105
Grant price (in euro per share) | € / shares													€ 1.67
Exercise price (in euros per share) | € / shares													€ 13.74
Number of awards outstanding (in shares)																						18,105	18,105	18,105
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												8,000										0			0
Grant price (in euro per share) | € / shares												€ 2.03
Exercise price (in euros per share) | € / shares												€ 15.01
Number of awards outstanding (in shares)																						8,000	8,000	8,000	8,000		8,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											18,000											0			0
Grant price (in euro per share) | € / shares											€ 2.26
Exercise price (in euros per share) | € / shares											€ 15.76
Number of awards outstanding (in shares)																						18,000	18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										28,000												0			0
Grant price (in euro per share) | € / shares										€ 1.62
Exercise price (in euros per share) | € / shares										€ 13.55
Number of awards outstanding (in shares)																						28,000	28,000	28,000	28,000		28,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									5,820													0			0
Grant price (in euro per share) | € / shares									€ 2.36
Exercise price (in euros per share) | € / shares									€ 16.102
Number of awards outstanding (in shares)																						5,820	5,820	5,820	5,820		5,820
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						18,000		18,000														0			18,000
Grant price (in euro per share) | € / shares							€ 1.15
Exercise price (in euros per share) | € / shares							11.66
Number of awards outstanding (in shares)																						18,000	18,000	18,000	18,000		0
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0			0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)		18,000		18,000																		18,000
Grant price (in euro per share) | € / shares			€ 0.29
Exercise price (in euros per share) | € / shares			€ 6.59
Number of awards outstanding (in shares)																						18,000	18,000	18,000	0
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares)																						0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																						50,000			438,250
Number of awards outstanding (in shares)																						446,500	446,500	446,500	746,250		375,250
Awards exercised during the period (in shares)																						322,083			0
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										396,250												0			0
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 0
Number of awards outstanding (in shares)																						24,500	24,500	24,500	355,250	24,500	369,250
Number of awards, exercised (in shares)																						316,083	316,083	316,083
Awards exercised during the period (in shares)																						316,083		316,083	0
Number of awards lapsed or cancelled (in shares)																						55,667	55,667	55,667
Number of awards lapsed or cancelled during the period (in shares) | uSDollarPerEuro																								14,667
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	6,000								6,000													0			0
Grant price (in euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 0
Number of awards outstanding (in shares)																						0	0	0	6,000	0	6,000
Number of awards, exercised (in shares)																						6,000	6,000	6,000
Awards exercised during the period (in shares)																						6,000		6,000	0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares) | uSDollarPerEuro																								0
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								438,250														0			438,250
Grant price (in euro per share) | € / shares							0
Exercise price (in euros per share) | € / shares							€ 0
Number of awards outstanding (in shares)																						372,000	372,000	372,000	385,000	372,000	0
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0		0	0
Number of awards lapsed or cancelled (in shares)																						66,250	66,250	66,250
Number of awards lapsed or cancelled during the period (in shares) | uSDollarPerEuro																								13,000
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					50,000																	50,000
Grant price (in euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 0
Number of awards outstanding (in shares)																						50,000	50,000	50,000	0	50,000
Number of awards, exercised (in shares)																						0	0	0
Awards exercised during the period (in shares)																						0		0
Number of awards lapsed or cancelled (in shares)																						0	0	0
Number of awards lapsed or cancelled during the period (in shares) | uSDollarPerEuro																								0